PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30,

	2016	2015

Office equipment at cost	$25,251	$15,732
Less: Accumulated depreciation	(12,724)	(12,238)

Total property, plant, and equipment	$12,527	$3,494

Depreciation expense for the years ended June 30, 2016 and 2015 were $877 and $81, respectively.